COMMITMENTS AND CONTRACTUAL OBLIGATIONS	12 Months Ended
Dec. 31, 2021
COMMITMENTS AND CONTRACTUAL OBLIGATIONS [abstract]
COMMITMENTS AND CONTRACTUAL OBLIGATIONS [Text Block]

14. COMMITMENTS AND CONTRACTUAL OBLIGATIONS

Net Smelter Return

A portion of the DeLamar Project is subject to a 2.5% NSR payable to Maverix Metals Inc. ("Maverix"). The NSR will be reduced to 1.0% once Maverix has received a total cumulative royalty payment of C$10 million (US$7.9 million).

Please see Note 10 for additional details.

Advance Minimum Royalties, Land Access Lease Payments, and Annual Claim Filings

The Company is required to make property rent payments related to its mining lease agreements with landholders and the Idaho Department of Lands ("IDL"), in the form of advance minimum royalties ("AMR"). There are multiple third-party landholders, and the royalty amounts due to each of them over the life of the Project varies with each property.

The Company's AMR obligation was $64,950 for 2021 (December 31, 2020 - $54,950), fully paid in the current year.

The Company's obligation related to land and road access lease payments, option payments and IDL rent payments was $329,331 for 2021 (December 31, 2020 - $195,193), fully paid in the current year.

The Company's obligation for BML claim fees was $191,565 for 2021 (December 31, 2020 - $191,651), and it was paid in full in the current year.

The increase in land related payments from 2020 to 2021 is mostly a result of the Company's increased land position and new land leases.

Other Commitments

 The Company's commitments and contractual obligations at December 31, 2021 are as follows:

Commitments and contractual obligations	Less than one year commitment	1 - 3 years commitment	3 - 5 years commitment	Over 5 years commitment	Total
Contractual obligations*	953,841	388,040	116,520	-	1,458,401
Total	$953,841	$388,040	$116,520	$-	$1,458,401

*Contractual obligations are related to various exploration and development commitments.